Filed electronically with the Securities and Exchange Commission on December 17, 2012

File No. 002-13628
File No. 811-00043

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

                          Post-Effective Amendment No. 193                                     |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

              Amendment No. 143                                                      |X|

DWS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, New York         10154
 (Address of Principal Executive Offices)        (Zip Code)

Registrant’s Telephone Number, including Area Code:  (6l7) 295-1000

John Millette, Vice President and Secretary
            One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Large Cap Focus Growth Fund — Class A, Class B, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of December 2012.

  DWS INVESTMENT TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	December 15, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 15, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 15, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 15, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 15, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	December 15, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	December 15, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	December 15, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 15, 2012

/s/William McClayton
William McClayton*	Trustee	December 15, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 15, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 15, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 15, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	December 15, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registration Statement filed on November 28, 2011; and as filed on April 29, 2008 in Post-Effective Amendment No. 168 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase